INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current liabilities
Borrowings	$ 136,747,198	$ 107,639,659
Corporate bonds	42,035,925	35,547,510
Non-current
Borrowings	42,104,882	60,670,946
Corporate bonds	25,071,823	50,007,680
Amortized cost
Current liabilities
Corporate bonds	42,035,925	35,547,510
Non-current
Corporate bonds	25,071,823	50,007,680
Fair value
Current liabilities
Corporate bonds	41,492,963	34,725,828
Non-current
Corporate bonds	23,845,583	47,014,542
Bank borrowings
Current liabilities
Borrowings	91,816,134	61,303,952
Non-current
Borrowings	15,316,612	10,663,266
Bank borrowings | Amortized cost
Current liabilities
Borrowings	91,816,134	61,303,952
Non-current
Borrowings	15,316,612	10,663,266
Bank borrowings | Fair value
Current liabilities
Borrowings	90,406,055	57,209,155
Non-current
Borrowings	$ 10,490,347	$ 10,374,646